INCOME TAXES - Recognized interest expense and penalty expense as part of income tax expenses in the consolidated statements of operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Recognized interest expense and penalty expense as part of income tax expenses in the consolidated statements of operations
Interest expense	$ (45)	$ 16
Penalty expense	(20)	$ 1
Liability for interest expense	60
Liability for penalties	$ 9